Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 12, 2009	Dec. 31, 2014 Investment	Dec. 31, 2013 Investment	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty		$ 25,127,391
Carrying value of investments held on deposit with various insurance departments and in other trusts		52,027	54,479
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities		356	990
Mortgage loan on real estate		7,182,169	6,134,525
Interest rates on investments in new mortgage loans, minimum range		3.00%
Interest rates on investments in new mortgage loans, maximum range		5.10%
Increase (decrease) to valuation allowance as a result of establishing a specific reserve		(26,750)	(13,500)	40,250
Reduction in valuation allowance on mortgage loans as a result of reevaluation		5,000	5,000	30,018
Realized gain on exchanges			44,179	1,342
Prepaid forward agreement, amount	500,000
Sale of equity method investment ownership percentage	100.00%
Other liabilities		3,737,560	2,840,304
Preferred stock
Schedule of Investments [Line Items]
Other liabilities		32,195	32,195
Fixed-maturity securities
Schedule of Investments [Line Items]
Fair value of securities on loan		2,280,442	1,754,187
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Collateral held		2,361,952	1,824,788
Collateralized debt obligations
Schedule of Investments [Line Items]
Cash received for securities			253,125
Securities book value			208,946
Realized gain on exchanges			44,179
Prepaid forward contract
Schedule of Investments [Line Items]
Net value of agreement					629,127
CALIFORNIA | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		29.20%	30.80%
Mortgage loan on real estate		2,108,890	1,910,426
TEXAS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		10.10%	12.20%
Mortgage loan on real estate		729,761	755,664
ILLINOIS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		10.00%
Mortgage loan on real estate		722,225
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities		$ 267,015	$ 586,869
Percentage of unrealized loss		84.90%	92.20%